Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Assets:
Derivative assets		¥ 21,339,000	¥ 18,363,000
Netting	[1]	(19,815,000)	(16,943,000)
Collateralized agreements		20,994,795	18,117,499
Other assets		1,155,621	1,014,707
Liabilities:
Derivative liabilities	[2]	21,112,000	18,336,000
Netting	[1],[2]	(19,166,000)	(16,329,000)
Short-term borrowings		650,122	476,212
Collateralized financing		19,396,575	16,108,948
Long-term borrowings		6,145,018	4,957,581
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[3]	18,074,000	16,143,000
Derivative assets	[4]	1,524,000	1,420,000
Netting	[4]	(19,815,000)	(16,943,000)
Subtotal, Assets		19,598,000	17,563,000
Loans and receivables	[5]	2,101,000	1,689,000
Collateralized agreements	[6]	466,000	303,000
Total Assets		23,183,000	20,440,000
Liabilities:
Trading liabilities		8,944,000	8,549,000
Derivative liabilities	[4]	1,947,000	2,009,000
Netting	[4]	(19,166,000)	(16,329,000)
Subtotal, Liabilities		10,891,000	10,558,000
Short-term borrowings	[7]	651,000	476,000
Payables and deposits	[8],[9]	183,000	159,000
Collateralized financing	[6]	978,000	749,000
Long-term borrowings	[7],[10],[11]	6,123,000	4,957,000
Other liabilities	[12]	393,000	304,000
Total Liabilities		19,219,000	17,203,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	4,292,000	3,021,000
Liabilities:
Trading liabilities		2,625,000	2,082,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	83,000	77,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,919,000	1,627,000
Liabilities:
Trading liabilities		2,098,000	1,469,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	182,000	159,000
Liabilities:
Trading liabilities		6,000	5,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	6,130,000	5,795,000
Liabilities:
Trading liabilities		3,851,000	4,600,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,716,000	1,526,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		176,000	235,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	9,000	0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,106,000	3,410,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,923,000	3,265,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	183,000	145,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	159,000	153,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	81,000	63,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	397,000	312,000
Liabilities:
Trading liabilities		188,000	158,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	3,239,000	1,065,000
Liabilities:
Derivative liabilities	[4]	3,827,000	1,610,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	12,929,000	12,799,000
Liabilities:
Derivative liabilities	[4]	12,234,000	12,247,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	284,000	276,000
Liabilities:
Derivative liabilities	[4]	383,000	358,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,884,000	4,220,000
Liabilities:
Derivative liabilities	[4]	4,664,000	4,120,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	3,000	3,000
Liabilities:
Derivative liabilities	[4]	5,000	3,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	335,000	337,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	683,000	548,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Derivative assets	[4],[17]	(19,815,000)	(16,943,000)
Netting	[4],[17]	(19,815,000)	(16,943,000)
Subtotal, Assets	[17]	(19,815,000)	(16,943,000)
Loans and receivables	[5],[17]
Collateralized agreements	[6],[17]
Total Assets	[17]	(19,815,000)	(16,943,000)
Liabilities:
Trading liabilities	[17]
Derivative liabilities	[4],[17]	(19,166,000)	(16,329,000)
Netting	[4],[17]	(19,166,000)	(16,329,000)
Subtotal, Liabilities	[17]	(19,166,000)	(16,329,000)
Short-term borrowings	[7],[17]
Payables and deposits	[8],[9],[17]
Collateralized financing	[6],[17]
Long-term borrowings	[7],[10],[11],[17]
Other liabilities	[12],[17]
Total Liabilities	[17]	(19,166,000)	(16,329,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4],[17]
Liabilities:
Derivative liabilities	[4],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[17]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16],[17]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,920,000	7,431,000
Derivative assets	[4]	22,000	84,000
Netting	[4]
Subtotal, Assets		8,942,000	7,515,000
Loans and receivables	[5]	2,000
Collateralized agreements	[6]
Total Assets		9,427,000	7,790,000
Liabilities:
Trading liabilities		8,089,000	7,274,000
Derivative liabilities	[4]	21,000	62,000
Netting	[4]
Subtotal, Liabilities		8,110,000	7,336,000
Short-term borrowings	[7]
Payables and deposits	[8],[9]
Collateralized financing	[6]
Long-term borrowings	[7],[10],[11]	22,000	27,000
Other liabilities	[12]	283,000	108,000
Total Liabilities		8,415,000	7,471,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	2,931,000	1,906,000
Liabilities:
Trading liabilities		2,597,000	2,068,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]		25,000
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,919,000	1,627,000
Liabilities:
Trading liabilities		2,098,000	1,469,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,677,000	3,566,000
Liabilities:
Trading liabilities		3,206,000	3,579,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	393,000	307,000
Liabilities:
Trading liabilities		188,000	158,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	2,000	2,000
Liabilities:
Derivative liabilities	[4]	3,000	3,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	17,000	73,000
Liabilities:
Derivative liabilities	[4]	18,000	45,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	1,000	8,000
Liabilities:
Derivative liabilities	[4]	0	14,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	1,000	0
Liabilities:
Derivative liabilities	[4]	0	0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000	1,000
Liabilities:
Derivative liabilities	[4]	0
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	112,000	87,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	371,000	188,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,684,000	8,255,000
Derivative assets	[4]	21,068,000	18,050,000
Netting	[4]
Subtotal, Assets		29,752,000	26,305,000
Loans and receivables	[5]	1,808,000	1,498,000
Collateralized agreements	[6]	454,000	286,000
Total Assets		32,275,000	28,500,000
Liabilities:
Trading liabilities		854,000	1,271,000
Derivative liabilities	[4]	20,837,000	18,051,000
Netting	[4]
Subtotal, Liabilities		21,691,000	19,322,000
Short-term borrowings	[7]	628,000	446,000
Payables and deposits	[8],[9]	168,000	142,000
Collateralized financing	[6]	978,000	749,000
Long-term borrowings	[7],[10],[11]	5,627,000	4,437,000
Other liabilities	[12]	66,000	175,000
Total Liabilities		29,158,000	25,271,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	1,353,000	1,111,000
Liabilities:
Trading liabilities		28,000	13,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	3,000
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	182,000	157,000
Liabilities:
Trading liabilities		6,000	5,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,450,000	2,221,000
Liabilities:
Trading liabilities		645,000	1,021,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,543,000	1,268,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		175,000	232,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	9,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,071,000	3,402,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,923,000	3,265,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	148,000	137,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	37,000	58,000
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	35,000	35,000
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,000	3,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	3,228,000	1,052,000
Liabilities:
Derivative liabilities	[4]	3,820,000	1,602,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	12,766,000	12,593,000
Liabilities:
Derivative liabilities	[4]	12,102,000	12,080,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	236,000	232,000
Liabilities:
Derivative liabilities	[4]	290,000	276,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,836,000	4,171,000
Liabilities:
Derivative liabilities	[4]	4,620,000	4,090,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	2,000	2,000
Liabilities:
Derivative liabilities	[4]	5,000	3,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	202,000	247,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	59,000	164,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	470,000	457,000
Derivative assets	[4]	249,000	229,000
Netting	[4]
Subtotal, Assets		719,000	686,000
Loans and receivables	[5]	291,000	191,000
Collateralized agreements	[6]	12,000	17,000
Total Assets		1,296,000	1,093,000
Liabilities:
Trading liabilities		1,000	4,000
Derivative liabilities	[4]	255,000	225,000
Netting	[4]
Subtotal, Liabilities		256,000	229,000
Short-term borrowings	[7]	23,000	30,000
Payables and deposits	[8],[9]	15,000	17,000
Collateralized financing	[6]
Long-term borrowings	[7],[10],[11]	474,000	493,000
Other liabilities	[12]	44,000	21,000
Total Liabilities		812,000	790,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	8,000	4,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	80,000	52,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	2,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,000	8,000
Liabilities:
Trading liabilities			0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	173,000	258,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		1,000	3,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	0
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	35,000	8,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	35,000	8,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	122,000	95,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	46,000	28,000
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,000	2,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	9,000	11,000
Liabilities:
Derivative liabilities	[4]	4,000	5,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	146,000	133,000
Liabilities:
Derivative liabilities	[4]	114,000	122,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	47,000	36,000
Liabilities:
Derivative liabilities	[4]	93,000	68,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	47,000	49,000
Liabilities:
Derivative liabilities	[4]	44,000	30,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	21,000	3,000
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	¥ 253,000	¥ 196,000

[1]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2023, Nomura offset a total of ¥1,591 billion of cash collateral receivables against net derivative liabilities and ¥2,205 billion of cash collateral payables against net derivative assets. As of March 31, 2024, Nomura offset a total of ¥1,901 billion of cash collateral receivables against net derivative liabilities and ¥2,551 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2023 and March 31, 2024, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥47 billion and ¥59 billion, respectively. As of March 31, 2023 and March 31, 2024, the fair values of these investments which are included in Other assets—Others were ¥3 billion and ¥3 billion, respectively.
[4]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[5]	Includes loans and receivables for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes deposits received at banks for which the fair value option has been elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.
[10]	Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes loan commitments for which the fair value option has been elected.
[13]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Private equity and debt investments include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[15]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[16]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥69,475 million and ¥28,185 million, respectively, as of March 31, 2023 and ¥69,475 million and ¥28,185 million, respectively, as of March 31, 2024.
[17]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.